RELATED PARTY TRANSACTIONS (Details Narrative)					3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 13, 2023 USD ($)	May 01, 2023 USD ($)	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Integer $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2021 USD ($) shares	Aug. 18, 2023 $ / shares	Feb. 13, 2023 $ / shares	Jan. 01, 2021	Sep. 14, 2018 USD ($)
Related Party Transaction [Line Items]
Common stock value issued
Interest rate					50.00%		50.00%			50.00%
Proceeds from offering									197,498,815
Proceeds from note payable related party							$ 250,000
Debt conversion, converted instrument, amount	$ 1.00	$ 1.00
Warrants exercise per share | $ / shares			$ 11.50		$ 0.01		$ 0.01			$ 0.01
Stock issuance, cost									$ 582,540
Debt instrument, issued, principal	$ 400,000	$ 150,000
Unborrowed working Capital Loans					$ 250,000		$ 250,000
Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares					58,030,000		58,030,000		58,030,000	58,030,000	58,030,000
Common stock value issued					$ 58,030		$ 58,030		$ 58,030	$ 58,030	$ 58,030
Debt principal amount															$ 7,500,000
Debt conversion, converted instrument, amount										7,500,000
Promissory note related party					83,116,711		83,116,711		52,165,395	83,757,317	52,165,395
Revenue from Contract with Customer, Excluding Assessed Tax							39,901,966	40,186,552		55,500,917	57,501,370
Gain (Loss) Related to Litigation Settlement										253,300,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Payment for services							10,000			10,000
Administrative services expenses					30,000	$ 30,000	90,000	90,000	10,000	120,000
Reimbursed cost					6,000	44,621	61,015	121,445	26,403	167,618
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from note payable related party				$ 338,038
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding balance, promissory note									0	0	0
Ripple Solution [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Promissory note related party					$ 554,800,000	$ 471,900,000	554,800,000	471,900,000	$ 44,500,000	738,600,000	44,500,000
Related Party Transaction, Amounts of Transaction							368,000,000	471,500,000		721,100,000	49,100,000
Revenue from Contract with Customer, Excluding Assessed Tax							1,400,000	1,800,000		2,600,000	400,000
GEA Limited [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction										485,300,000	$ 44,500,000
Ripple [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Interest paid							$ 609,058	$ 100,377		$ 191,245
IPO [Member]
Related Party Transaction [Line Items]
Sale of stock price per share | $ / shares			$ 10.15		$ 10.15		$ 10.15			$ 10.15
Proceeds from offering			$ 202,998,782
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from offering				696,875
Proceeds from note payable related party				$ 338,038
Debt maturity date				Dec. 10, 2021
IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt principal amount				$ 400,000
Interest rate				0.01%
IPO [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Promissory note related party					$ 0		$ 0			$ 0
Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Debt conversion, converted instrument, amount							$ 1,500,000			$ 1,500,000
Affiliate Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants exercise per share | $ / shares					$ 1.00		$ 1.00			$ 1.00
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares					5,833,083		5,833,083		5,833,083	5,833,083	5,833,083
Common stock value issued					$ 583		$ 583		$ 583	$ 583	$ 583
Issuance of class B ordinary share to sponsor, shares | shares			99,999
Percentage of issued and outstanding shares after initial public offering					22.58%		22.58%		22.58%	22.58%	22.58%			22.58%
Share issued during the period, value			$ 268,617
Offering cost			2.87%
Stock issuance, cost			$ 9,351,106
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock value issued					$ 25,100		$ 25,100		$ 25,100	$ 25,100	$ 25,100
Common Class B [Member] | EF Hutton [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares							69,999			69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares							30,000			30,000	30,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares					0		0		0	0	0
Common stock value issued
Sale of stock price per share | $ / shares					$ 12.00		$ 12.00			$ 12.00		$ 10.94	$ 10.49
Common Class A [Member] | IPO [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares			19,999,880
Sale of stock price per share | $ / shares			$ 10.00
Proceeds from offering			$ 199,998,800
Warrants exercise per share | $ / shares			$ 11.50
Stock issuance, cost			$ 9,351,106
Common Class A [Member] | Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Ordinary shares trading days | Integer							20			20